Summary of Reconciliation of Judicial Deposits with Legal Proceedings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions For Legal Proceedings
Opening Balance	$ 7,281	$ 8,236
Additions	1,145	937
Use	(109)	(86)
Accruals and charges	263	90
Others	3	(4)
Cumulative translation adjustment	(545)	(1,892)
Closing Balance	$ 8,038	$ 7,281